ACCRUALS AND OTHER PAYABLES - DETAILED INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information of accruals and other payables [line items]
Advances received from customers	¥ 152,010			¥ 295,088
Other deposits received	226,453			242,104
Deposits received for construction projects	203,886			207,877
Salary and welfare payables	178,427			172,299
Amount received on behalf of Labour Union	73,463			68,914
Other taxes payable	70,173			59,357
Deposits received from ticketing agencies	34,298			36,018
Employee benefits obligations (Note 24)	30,745			34,043
Housing maintenance fund	15,740			15,692
Other payables	100,333			118,795
Total accruals and other payables	1,463,231	$ 224,893		1,618,747
GEDC [member] | Zengcheng Lihua [member]
Disclosure of detailed information of accruals and other payables [line items]
Payables to GEDC assumed by business combination with Zengcheng Lihua	¥ 377,703			¥ 368,560

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.